Balance Sheet (USD $)	Feb. 28, 2014
Current assets
Cash and cash equivalents	$ 477
Total current assets	477
Total assets	477
Current liabilities
Accounts payable-related party	1,017
Total liabilities	1,017
STOCKHOLDER'S DEFICIT
Common stock	50,014	[1]
Additional paid in capital	0
Accumulated deficit during development stage	(50,554)
Total stockholder's deficit	(540)
Total liabilities and stockholder's deficit	$ 477

[1]	Common stock, $0.0001 par value per share, 560,000,000 shares authorized, 500,135,000 shares issued and outstanding.